BORROWINGS - Borrowings Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 46,693	$ 29,076
Dealer software and technology services operations
Disclosure of detailed information about borrowings [line items]
Borrowings		3,872
Engineered components manufacturing
Disclosure of detailed information about borrowings [line items]
Borrowings		9,099
Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings		14,486
Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,619
principal repayments
Disclosure of detailed information about borrowings [line items]
Borrowings	47,585
principal repayments | Dealer software and technology services operations
Disclosure of detailed information about borrowings [line items]
Borrowings	16,233
principal repayments | Engineered components manufacturing
Disclosure of detailed information about borrowings [line items]
Borrowings	13,732
principal repayments | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	15,520
principal repayments | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	2,100
principal repayments | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	3,843
principal repayments | 2023 | Dealer software and technology services operations
Disclosure of detailed information about borrowings [line items]
Borrowings	1,900
principal repayments | 2023 | Engineered components manufacturing
Disclosure of detailed information about borrowings [line items]
Borrowings	1,584
principal repayments | 2023 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	359
principal repayments | 2023 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	5,261
principal repayments | 2024 | Dealer software and technology services operations
Disclosure of detailed information about borrowings [line items]
Borrowings	3,010
principal repayments | 2024 | Engineered components manufacturing
Disclosure of detailed information about borrowings [line items]
Borrowings	1,319
principal repayments | 2024 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	932
principal repayments | 2024 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	5,175
principal repayments | 2025 | Dealer software and technology services operations
Disclosure of detailed information about borrowings [line items]
Borrowings	932
principal repayments | 2025 | Engineered components manufacturing
Disclosure of detailed information about borrowings [line items]
Borrowings	3,688
principal repayments | 2025 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	555
principal repayments | 2025 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	8,831
principal repayments | 2026 | Dealer software and technology services operations
Disclosure of detailed information about borrowings [line items]
Borrowings	955
principal repayments | 2026 | Engineered components manufacturing
Disclosure of detailed information about borrowings [line items]
Borrowings	276
principal repayments | 2026 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	7,600
principal repayments | 2026 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
principal repayments | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	5,727
principal repayments | 2027 | Dealer software and technology services operations
Disclosure of detailed information about borrowings [line items]
Borrowings	1,297
principal repayments | 2027 | Engineered components manufacturing
Disclosure of detailed information about borrowings [line items]
Borrowings	74
principal repayments | 2027 | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	2,256
principal repayments | 2027 | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	2,100
principal repayments | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	18,748
principal repayments | Thereafter | Dealer software and technology services operations
Disclosure of detailed information about borrowings [line items]
Borrowings	8,139
principal repayments | Thereafter | Engineered components manufacturing
Disclosure of detailed information about borrowings [line items]
Borrowings	6,791
principal repayments | Thereafter | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	3,818
principal repayments | Thereafter | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Deferred financing costs and other accounting adjustments
Disclosure of detailed information about borrowings [line items]
Borrowings	892
Deferred financing costs and other accounting adjustments | Dealer software and technology services operations
Disclosure of detailed information about borrowings [line items]
Borrowings	304
Deferred financing costs and other accounting adjustments | Engineered components manufacturing
Disclosure of detailed information about borrowings [line items]
Borrowings	321
Deferred financing costs and other accounting adjustments | Industrials
Disclosure of detailed information about borrowings [line items]
Borrowings	267
Deferred financing costs and other accounting adjustments | Corporate and other
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0